Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Feb. 28, 2020
Registrant Name	HARTFORD MUTUAL FUNDS INC/CT
Entity Central Index Key	0001006415
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 28, 2020
Document Effective Date	Feb. 28, 2020
Prospectus Date	Feb. 28, 2020
The Hartford Global Real Asset Fund | Class F
Prospectus:
Trading Symbol	HRLFX
The Hartford Global Real Asset Fund | Class C
Prospectus:
Trading Symbol	HRLCX
The Hartford Global Real Asset Fund | Class A
Prospectus:
Trading Symbol	HRLAX
The Hartford Global Real Asset Fund | Class Y
Prospectus:
Trading Symbol	HRLYX
The Hartford Global Real Asset Fund | Class R5
Prospectus:
Trading Symbol	HRLTX
The Hartford Global Real Asset Fund | Class R4
Prospectus:
Trading Symbol	HRLSX
The Hartford Global Real Asset Fund | Class R3
Prospectus:
Trading Symbol	HRLRX
The Hartford Global Real Asset Fund | Class I
Prospectus:
Trading Symbol	HRLIX